                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]
    is a restatement.
                                       [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: EAB Plaza
         West Tower, 6th Floor
         Uniondale, NY 11556


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Uniondale, New York   2/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $158,386
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------  --------      ---------      --------       --------
                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                      SHARED
                                  CUSIP      VALUE    SHRS OR  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------

Abbott Labs. (ABT)       Common   002824100     8639    219970  X                           X
Allianz A.G. Regd. NPV   Reg.     DE0008404005  1000      3000  X                           X
Alza Corp. (AZA)         Common   022615108     1858     53650  X                           X
American Express Co.     Common   025816109      391      2350  X                           X
Apple Computer Inc.      Common   037833100      464      4500  X                           X
AT&T Corp. (T)           Common   001957109     1760     34644  X                           X
Chas. Schwab Corp.(SCH)  Common   808513105    38581   1011952  X                           X
Citigroup Inc. (C)       Common   172967101    12741    228439  X                           X
City Developments        Common   SGIR89002252   351     60000  X                           X
Coca Cola Amatil
  Ltd.Ord. (AUD)         ORD      AU000000CCL2    41     15000  X                           X
Coca Cola Beverage
  (Aust Reg)             Reg.     GB0002922275    29     15000  X                           X
DaimlerChrysler AG
  (DCX)                  Common   DE0007100000 14868    191491  X                           X
Deutsche Bank ADR
  (DTBKY)                ADR      251525309     1106     13225  X                           X
Deutsche Bank Ord        ORD      DE0005140008  6977     82330  X                           X
Dresdner Finance BV      Warrants DE0008046251   623     23300  X                           X
Estee Lauder Cos. Inc.
  CL A                   Class A  518439104      479      9500  X                           X
Gillette Co. (G)         Common   375766102      395      8200  X                           X
Global Crossings Ltd.
  Com(GBLX)              Common   BMG3921A1009   523     11500  X                           X
Goldman Sachs Group,
  Inc.                   Common   38141G104     4662     49500  X                           X
Home Depot Inc. (HD)     Common   437076102      217      3154  X                           X
Intel Corp. (INTC)       Common   458140100      593      7200  X                           X
Intl. Business Machs
  Corp. (IBM)            Common   459200100     1607     14897  X                           X
Lilly, Eli & Co.         Common   532457108     4812     72342  X                           X
Lucent Technologies
  Inc. (LU)              Common   549463107     3726     49682  X                           X
Marsh & McLennan Co.
  Inc. (MMC)             Common   571748102      240      2504  X                           X
MCI Worldcom Inc.        Common   55268B106      199      3750  X                           X
Merck  Co. Inc. (MRK)    Common   589331107      880     13100  X                           X


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Merrill Lynch & Co.
  Inc. (MER)             Common   590188108     7734     92565  X                           X
Metro Alli. Hldg. N/c
  Fr Marsman & Co. Inc.  Class B  PHY5853S1161    50   1500000  X                           X
Morgan Stanley Dean
  Witter (MWD)           Common   617446448     1347     10508  X                           X
Motorola Inc. (MOT)      Common   620076109     6928     47053  X                           X
New York Times Co.
 A (NYT)                 Class A  650111107     1584     32240  X                           X
Nokia Corp. Spon Adr
  (NOK)                  ADR      654902204      420      2200  X                           X
Omnicom Group            Common   681919106      200      2000  X                           X
RCN Corp. (RCNC)         Common   749361101     2830     57900  X                           X
Regent Pacific Grp. Ltd. Common   KYG747871054    26    120000  X                           X
Sony Corp. Adr New
  (SNE)                  ADR      835699307    13800     48516  X                           X
Sprint Corp. (Fon Group) Common   852061100      478      7100  X                           X
Steinway Music. Instr.
 (LVB)                   Common   858495104    12923    638180  X                           X
Sun Microsystems Inc.    Common   866810104      542      7000  X                           X
Texas Instruments Inc.
  (TXN)                  Common   882508104     1256     13000  X                           X
Vodafone Airtouch
  Adr F (VOD)            ADR      92857T107      322      6500  X                           X
Voicestream Wireless
  Corp.                  Common   928615103      285      2000  X                           X


























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